Cover	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	001-10647
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Entity Tax Identification Number	04-2795294
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	22 East Broadway
Entity Address, City or Town	Gardner
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01440
City Area Code	(978)
Local Phone Number	630-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	POCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false